Warrants (Details) - USD ($)				12 Months Ended
	May 05, 2020	Feb. 22, 2019	Mar. 06, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of warrant outstanding	375,000			10,125
Warrants exercise price (in dollars per share)	$ 1.25
Warrants expiration date	May 05, 2025
Warrants exercised				67,125	297,750
Issuance of common stock shares				44,482	95,434
Warrant
Subsidiary, Sale of Stock [Line Items]
Number of warrant outstanding				7,691	7,759	7,682
Warrants exercise price (in dollars per share)				$ 11.75	$ 11.66	$ 11.76
Warrants exercised				(68)	(298)
Warrants exercisable, intrinsic value				$ 4,000
Right Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price (in dollars per share)		$ 11.76
Number of shares issued upon right offering		5,976,000	1,706,000
Share price (in dollars per share)		$ 5.792	$ 11.76
Additional share price (in dollars per share)		$ 11.76	$ 11.76
Term of warrants		5 years